Borrowing Arrangements - Additional Information (Detail) $ / shares in Units, $ in Thousands					12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	May 16, 2018 USD ($) $ / shares shares	Nov. 14, 2017 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Fair value adjustment of warrants					$ 3,101	$ (951)
Line of credit facility, average outstanding amount		$ 0
Silicon Valley Bank [Member] | Line of Credit [Member]
Line of credit facility, maximum borrowing capacity	$ 2,000
Two thousand seventeen Loan Agreement [Member] | Silicon Valley Bank [Member] | Line of Credit [Member]
Line of credit facility, maximum borrowing capacity				$ 2,000
Debt instrument, description of variable rate basis				prime rate (“Prime Rate”)
Debt instrument, basis spread on variable rate				1.25%
Class of warrant or right, issued during period | shares				366,281
Class of warrants redemption exercise price | $ / shares				$ 0.06
Fair value adjustment of warrants				$ 100
First Amended and Restated Loan Agreement [Member] | Silicon Valley Bank [Member] | Line of Credit [Member]
Line of credit facility, maximum borrowing capacity			$ 11,250
Class of warrants redemption exercise price | $ / shares			$ 0.06
Fair value adjustment of warrants			$ 100
First Amended and Restated Loan Agreement [Member] | Silicon Valley Bank [Member] | Line of Credit [Member] | Tranche Three [Member]
Debt instrument, face amount			$ 3,750
First Amended and Restated Loan Agreement [Member] | Common Class A [Member] | Silicon Valley Bank [Member] | Line of Credit [Member]
Class of warrant or right, issued during period | shares			58,865
Second Amended and Restated Loan Agreement [Member] | Silicon Valley Bank [Member] | Line of Credit [Member]
Class of warrants redemption exercise price | $ / shares	$ 1.75
Fair value adjustment of warrants	$ 100
Debt instrument, maturity date	Nov. 26, 2029
Second Amended and Restated Loan Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Line of credit facility, maximum borrowing capacity		$ 8,000			$ 8,000
Line of credit termination fee		1.00
Second Amended and Restated Loan Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member] | Money Market Funds [Member]
Restricted cash equivalents	$ 200
Second Amended and Restated Loan Agreement [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member] | Maximum [Member] | Money Market Funds [Member]
Restricted cash equivalents	$ 3,500
Second Amended and Restated Loan Agreement [Member] | Prime Rate [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt instrument, description of variable rate basis		Prime Rate plus 0.50%
Debt instrument, basis spread on variable rate		0.50%
Second Amended and Restated Loan Agreement [Member] | Base Rate [Member] | Silicon Valley Bank [Member] | Revolving Credit Facility [Member]
Debt instrument, basis spread on variable rate		5.75%
Second Amended and Restated Loan Agreement [Member] | Common Class A [Member] | Silicon Valley Bank [Member] | Line of Credit [Member]
Class of warrant or right, issued during period | shares	37,244